Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
REVENUES:
Voyage revenue	$ 293,495	$ 233,273
EXPENSES:
Voyage expenses	(3,071)	(4,071)
Voyage expenses-related parties (Note 3)	(4,301)	(3,062)
Vessels’ operating expenses	(69,600)	(54,758)
General and administrative expenses	(2,459)	(1,751)
General and administrative expenses – related parties (Note 3)	(4,457)	(3,515)
Management fees-related parties (Note 3)	(11,786)	(10,521)
Amortization of dry-docking and special survey costs (Note 8)	(4,847)	(4,537)
Depreciation (Notes 7, 12 and 21)	(58,726)	(55,737)
Gain on sale of vessels, net (Note 7)	1,406	10
Loss on vessels held for sale (Note 7)	0	(79,197)
Vessels’ impairment loss (Notes 7 and 8)	0	(31,577)
Foreign exchange gains / (losses), net	146	(207)
Operating income / (loss)	135,800	(15,650)
OTHER INCOME / (EXPENSES):
Interest income	1,489	1,087
Interest and finance costs (Note 17)	(36,548)	(35,367)
Income from equity method investments (Note 10)	4,951	8,241
Fair value measurement of equity securities (Note 5)	51,094	0
Other, net	2,983	308
Loss on derivative instruments, net (Note 19)	(1,012)	(2,066)
Total other income / (expenses), net	22,957	(27,797)
Net Income / (Loss)	158,757	(43,447)
Earnings allocated to Preferred Stock (Note 16)	(15,448)	(15,461)
Gain on retirement of Preferred Stock (Note 16)	0	619
Net income / (Loss) available to Common Stockholders	$ 143,309	$ (58,289)
Earnings / (losses) per common share, basic and diluted (Note 16) (in dollars per share)	$ 1.17	$ (0.49)
Weighted average number of shares, basic and diluted (Note 16) (in shares)	122,615,427	119,927,560